UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369
                                                     ---------

                      OPPENHEIMER INTERNATIONAL VALUE TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.2%
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.5%
-------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Continental AG                                                                               17,690    $        2,138,017
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--4.5%
Bayerische Motoren Werke AG                                                                  72,010             4,409,136
-------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                          22,675             1,490,979
-------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                           35,580             2,343,893
                                                                                                       ---------------------
                                                                                                                8,244,008
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--1.7%
Fujitsu Devices, Inc. 1                                                                      88,000             1,228,704
-------------------------------------------------------------------------------------------------------------------------------
Medion AG                                                                                   168,013             1,940,170
                                                                                                       ---------------------
                                                                                                                3,168,874
-------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Compass Group plc                                                                           299,570             1,795,820
-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.2%
Barratt Developments plc                                                                     23,000               534,127
-------------------------------------------------------------------------------------------------------------------------------
Haseko Corp. 2                                                                            1,073,500             4,136,373
-------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                           23,000               457,408
-------------------------------------------------------------------------------------------------------------------------------
Waterford Wedgwood plc 2                                                                  9,179,997               777,712
                                                                                                       ---------------------
                                                                                                                5,905,620
-------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.5%
Agfa Gevaert NV                                                                              43,320             1,118,500
-------------------------------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                                                                    62,500             1,610,665
                                                                                                       ---------------------
                                                                                                                2,729,165
-------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.4%
British Sky Broadcasting Group plc                                                          230,989             2,477,897
-------------------------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                                   87,660             3,621,528
                                                                                                       ---------------------
                                                                                                                6,099,425
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.8%
Aoyama Trading Co.                                                                           47,673             1,457,685
-------------------------------------------------------------------------------------------------------------------------------
DSG International plc                                                                       342,250             1,134,714
-------------------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                              522,883             2,466,098
                                                                                                       ---------------------
                                                                                                                5,058,497
-------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Aksa Akrilik Kimya Sanayii AS 2                                                           1,523,136             3,972,496
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.0%
-------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
Heineken NV                                                                                  26,650             1,350,128
-------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Tesco plc                                                                                   430,906             3,538,817
-------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.5%
Nestle SA                                                                                    10,556             3,872,613
-------------------------------------------------------------------------------------------------------------------------------
Unilever NV                                                                                  93,321             2,483,695
                                                                                                       ---------------------
                                                                                                                6,356,308
-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Coreana Cosmetics Co. Ltd. 2                                                                822,711             1,607,847

                    1 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
HOUSEHOLD PRODUCTS CONTINUED
Reckitt Benckiser plc                                                                        31,913    $        1,535,521
                                                                                                       ---------------------
                                                                                                                3,143,368
-------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Amorepacific Corp. 2                                                                          1,361               812,408
-------------------------------------------------------------------------------------------------------------------------------
Pacific Corp.                                                                                 7,348             1,174,257
                                                                                                       ---------------------
                                                                                                                1,986,665
-------------------------------------------------------------------------------------------------------------------------------
ENERGY--6.3%
-------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Petroleum Geo-Services ASA 2                                                                 79,400             1,861,114
-------------------------------------------------------------------------------------------------------------------------------
Seabird Exploration Ltd. 2                                                                  367,809             2,192,647
                                                                                                       ---------------------
                                                                                                                4,053,761
-------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.1%
Eni SpA                                                                                     120,690             3,885,361
-------------------------------------------------------------------------------------------------------------------------------
Thai Oil Public Co. Ltd. 3                                                                  313,000               517,914
-------------------------------------------------------------------------------------------------------------------------------
Total SA                                                                                     45,220             3,052,976
                                                                                                       ---------------------
                                                                                                                7,456,251
-------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--18.9%
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Nomura Securities Co. Ltd.                                                                   83,600             1,700,679
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Anglo Irish Bank Corp.                                                                      111,926             2,273,469
-------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                             146,576             3,274,438
-------------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                           42,076             1,815,167
-------------------------------------------------------------------------------------------------------------------------------
Danske Bank AS                                                                               22,790             1,049,707
-------------------------------------------------------------------------------------------------------------------------------
National Bank of Greece SA                                                                   49,840             2,595,798
-------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                      105,342             4,255,844
                                                                                                       ---------------------
                                                                                                               15,264,423
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Ichiyoshi Securities Co. Ltd.                                                                35,500               560,975
-------------------------------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                                        87,445             2,124,804
                                                                                                       ---------------------
                                                                                                                2,685,779
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.8%
Aegon NV                                                                                    154,297             3,046,935
-------------------------------------------------------------------------------------------------------------------------------
Aksigorta AS                                                                                 85,484               362,160
-------------------------------------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                                           101,254             3,385,031
-------------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                        43,586             3,639,074
                                                                                                       ---------------------
                                                                                                               10,433,200
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.1%
Emperor Entertainment Hotel Ltd.                                                          4,074,000               913,155
-------------------------------------------------------------------------------------------------------------------------------
First Juken Co. Ltd.                                                                        298,100             2,895,038
                                                                                                       ---------------------
                                                                                                                3,808,193
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Ishaan Real Estate plc 2                                                                    206,060               406,873
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Mediceo Paltac Holdings Co. Ltd.                                                             97,260             1,825,438

                    2 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.3%
iSOFT Group plc 2                                                                           547,770     $         548,868
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
China Pharmaceutical Group Ltd. 2                                                         8,318,000             1,358,343
-------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                          98,648             2,660,537
-------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                            29,310             2,588,867
-------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                               37,000             2,412,910
                                                                                                       ---------------------
                                                                                                                9,020,657
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--14.2%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Safran SA                                                                                    71,836             1,713,448
-------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.9%
Deutsche Lufthansa AG                                                                        59,904             1,670,051
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Bacou-Dalloz SA                                                                              10,390             1,293,249
-------------------------------------------------------------------------------------------------------------------------------
Quebecor World, Inc.                                                                        211,648             2,836,241
                                                                                                       ---------------------
                                                                                                                4,129,490
-------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--4.7%
Continental Engineering Corp.                                                               667,460               500,691
-------------------------------------------------------------------------------------------------------------------------------
Joongang Construction Co. Ltd. 2                                                             99,280             1,349,744
-------------------------------------------------------------------------------------------------------------------------------
Okumura Corp.                                                                               267,000             1,393,852
-------------------------------------------------------------------------------------------------------------------------------
Technical Olympic SA                                                                        577,730             1,942,709
-------------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                     23,760             3,279,282
                                                                                                       ---------------------
                                                                                                                8,466,278
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
RHJ International Ltd. 2                                                                     59,334             1,229,600
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Alarko Holding AS                                                                            69,577               175,251
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
GEA Group AG                                                                                 35,088               809,459
-------------------------------------------------------------------------------------------------------------------------------
MARINE--4.2%
Attica Holdings SA                                                                          384,560             2,165,265
-------------------------------------------------------------------------------------------------------------------------------
Orient Overseas International Ltd.                                                          812,000             5,448,133
                                                                                                       ---------------------
                                                                                                                7,613,398
-------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.8%
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
Nokia Oyj                                                                                   167,550             3,687,594
-------------------------------------------------------------------------------------------------------------------------------
SunCorp Technologies Ltd. 2                                                               4,644,000               212,928
-------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                                   372,300             1,479,068
                                                                                                       ---------------------
                                                                                                                5,379,590
-------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
Japan Digital Laboratory Co. Ltd.                                                           216,400             3,315,575
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Epcos AG 2                                                                                   43,757               803,566
-------------------------------------------------------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                                                                1,120,000               387,317

                    3 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
Nichicon Corp.                                                                               93,000    $        1,162,885
-------------------------------------------------------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                                                        109,400             1,559,231
                                                                                                       ---------------------
                                                                                                                3,912,999
-------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Canon, Inc.                                                                                  29,370             1,545,405
-------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.4%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.5%
Arkema 2                                                                                     22,402             1,126,743
-------------------------------------------------------------------------------------------------------------------------------
Polynt SpA 2                                                                                484,856             1,565,029
                                                                                                       ---------------------
                                                                                                                2,691,772
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.5%
Arcelor Mittal                                                                               31,685             1,488,006
-------------------------------------------------------------------------------------------------------------------------------
Hindalco Industries Ltd.                                                                    320,300             1,282,362
                                                                                                       ---------------------
                                                                                                                2,770,368
-------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
PaperlinX Ltd.                                                                              302,300               836,515
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.1%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
Cable & Wireless plc                                                                        657,645             2,173,225
-------------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                            61,461             1,707,704
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                                          326,810               819,102
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                                       1,144,090             1,761,466
                                                                                                       ---------------------
                                                                                                                6,461,497
-------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
KDDI Corp.                                                                                      410             2,901,392
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                          598,258             1,746,848
                                                                                                       ---------------------
                                                                                                                4,648,240
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
-------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                                                             19,900             1,276,319
                                                                                                       ---------------------
Total Common Stocks (Cost $141,515,597)                                                                       171,336,585
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT IN AFFILIATED COMPANIES--6.4%
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET--6.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 4,5
(Cost $11,618,763)                                                                       11,618,763            11,618,763
-------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $153,134,360)                                               100.6%          182,955,348
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (0.6)           (1,172,638)
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%   $      181,782,710
                                                                                 ===========================================

Footnotes to Statement of Investments

                    4 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.
2. Non-income producing security.
3. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $517,914, which represents 0.28% of the Fund's net assets. See accompanying Notes.
4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during t d owning at least 5% of the voting securities of the issuer or as a result of the Fund and th e Transactions during the period in which the issuer was an affiliate are as follows:

                                                                     Shares         Gross           Gross               Shares
                                                             April 30, 2006     Additions      Reductions     January 31, 2007
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                --    40,521,485      28,902,722           11,618,763

                                                                                                                  Dividend
                                                                                              Value                 Income
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                                    $11,618,763          $126,280


5. Rate shown is the 7-day yield as of January 31, 2007.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                  Value            Percent
------------------------------------------------------------------------------
Japan                                         $  33,784,427            18.5  %
United Kingdom                                   25,275,189            13.8
France                                           21,689,943            11.8
Germany                                          11,770,399             6.4
United States                                    11,618,763             6.3
Italy                                             9,654,523             5.3
The Netherlands                                   8,368,764             4.6
Switzerland                                       7,511,687             4.1
Hong Kong                                         7,406,721             4.0
Greece                                            6,703,772             3.7
Ireland                                           6,325,619             3.4
Korea, Republic of South                          4,944,256             2.7
Turkey                                            4,509,907             2.5
Norway                                            4,053,761             2.2
Finland                                           3,687,594             2.0
Sweden                                            3,603,872             2.0
Canada                                            2,836,241             1.5
Belgium                                           2,348,100             1.3
Mexico                                            1,761,466             1.0
India                                             1,282,362             0.7
Denmark                                           1,049,707             0.6
Bermuda                                             913,155             0.5
Australia                                           836,515             0.5
Thailand                                            517,914             0.3
Taiwan                                              500,691             0.3
                                         --------------------------------------
Total                                    $      182,955,348           100.0  %
                                         ======================================


                    5 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

                    6 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

                    7 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

As of January 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                           EXPIRATION      CONTRACT AMOUNT              VALUATION AS OF            UNREALIZED
CONTRACT DESCRIPTION                            DATES               (000S)             JANUARY 31, 2007          APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO
PURCHASE

Euro (EUR)                                     2/1/07                 863        EUR        $ 1,125,602          $     5,748

Japanese Yen (JPY)                             2/2/07               1,700        JPY             14,087                  105
                                                                                                                 -----------

                                                                                                                       5,853
                                                                                                                 -----------
CONTRACTS TO SELL

Euro (EUR)                                     3/28/07             10,300        EUR         13,457,617              162,692

Japanese Yen (JPY)                             3/28/07            605,000        JPY          5,050,521              120,706
                                                                                                                 -----------
                                                                                                                     283,398
                                                                                                                 -----------
Total unrealized appreciation                                                                                    $   289,251
                                                                                                                 ===========

ILLIQUID SECURITIES
As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or

                    8 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /    UNAUDITED

depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $       153,199,341
Federal tax cost of other investments                             173,307
                                                      --------------------
Total federal tax cost                                $       153,372,648
                                                      ====================

Gross unrealized appreciation                         $        33,681,407
Gross unrealized depreciation                                  (3,935,912)
                                                      --------------------
Net unrealized appreciation                           $        29,745,495
                                                      ====================


                    9 | Oppenheimer International Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date:  March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007